Note 7 - Right-of-use Asset and Lease Obligation - Lease Obligation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Lease obligation recognized on adoption of IFRS 16 on January 1, 2019	$ 644,121
Accretion on lease liability	48,239
Lease payment	(117,598)
Lease obligation at December 31, 2019	574,762
Current lease obligations		$ 75,116
Long-term lease obligations		499,646
Total lease liabilities	$ 574,762	$ 574,762	$ 644,121	$ 644,121